Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended	48 Months Ended	72 Months Ended	96 Months Ended	120 Months Ended	132 Months Ended
	Aug. 31, 2025	Aug. 31, 2025	Aug. 31, 2025	Aug. 31, 2025	Aug. 31, 2025	Aug. 31, 2025
C000205020_LG_ClassMember_8YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Class Z
C000205020_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	$ 10,000
C000205020_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,450
C000205020_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	10,858
C000205020_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	10,923
C000205020_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	10,475
C000205020_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,725
C000205020_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	11,439
C000205020_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	12,004
C000205020_LG_1_AdditionalIndexMember_8YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Bloomberg U.S. 1-3 Year Government/Credit Bond Index
C000205020_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,000
C000205020_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,467
C000205020_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	10,851
C000205020_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	10,893
C000205020_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	10,460
C000205020_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,623
C000205020_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	11,288
C000205020_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	11,811
C000205020_LG_2_AdditionalIndexMember_8YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Bloomberg U.S. Aggregate Bond Index
C000205020_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,000
C000205020_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	11,086
C000205020_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	11,804
C000205020_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	11,794
C000205020_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	10,436
C000205020_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,311
C000205020_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	11,064
C000205020_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	11,411
C000234194_LG_ClassMember_4YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		Class I
C000234194_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	10,000
C000234194_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	9,270
C000234194_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	9,317
C000234194_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	10,049
C000234194_LG_1_AdditionalIndexMember_4YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
C000234194_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	10,000
C000234194_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	9,301
C000234194_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	9,190
C000234194_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	9,861
C000019121_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name						Class A
C000019121_ClassMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	9,600
C000019121_ClassMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,200
C000019121_ClassMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,306
C000019121_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,177
C000019121_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	11,206
C000019121_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	12,136
C000019121_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	12,244
C000019121_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	10,785
C000019121_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,683
C000019121_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	11,485
C000019121_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	11,828
C000019121_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name						Bloomberg U.S. Aggregate Bond Index
C000019121_1_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000019121_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,597
C000019121_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,649
C000019121_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,537
C000019121_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	11,609
C000019121_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	12,360
C000019121_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	12,350
C000019121_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	10,928
C000019121_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,797
C000019121_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	11,585
C000019121_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	11,949
C000048836_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name						Fidelity® Intermediate Bond Fund
C000048836_ClassMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000048836_ClassMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,453
C000048836_ClassMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,569
C000048836_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,457
C000048836_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	11,312
C000048836_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	12,011
C000048836_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	12,115
C000048836_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	11,077
C000048836_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	11,159
C000048836_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	11,972
C000048836_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	12,541
C000048836_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name						Bloomberg U.S. Intermediate Government/Credit Bond Index
C000048836_1_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000048836_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,407
C000048836_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,492
C000048836_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,386
C000048836_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	11,230
C000048836_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	11,898
C000048836_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	11,917
C000048836_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	10,940
C000048836_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	11,000
C000048836_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	11,782
C000048836_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	12,336
C000048836_LG_2_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name						Bloomberg U.S. Aggregate Bond Index
C000048836_2_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000048836_2_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,597
C000048836_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,649
C000048836_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,537
C000048836_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	11,609
C000048836_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	12,360
C000048836_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	12,350
C000048836_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	10,928
C000048836_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,797
C000048836_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	11,585
C000048836_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	11,949
C000234192_LG_ClassMember_4YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		Class C
C000234192_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	10,000
C000234192_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	9,210
C000234192_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	9,174
C000234192_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	9,797
C000234192_LG_1_AdditionalIndexMember_4YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
C000234192_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	10,000
C000234192_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	9,301
C000234192_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	9,190
C000234192_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	9,861
C000019124_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name						Class M
C000019124_ClassMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	9,600
C000019124_ClassMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,196
C000019124_ClassMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,298
C000019124_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,169
C000019124_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	11,194
C000019124_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	12,123
C000019124_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	12,218
C000019124_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	10,763
C000019124_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,661
C000019124_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	11,462
C000019124_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	11,821
C000019124_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name						Bloomberg U.S. Aggregate Bond Index
C000019124_1_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000019124_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,597
C000019124_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,649
C000019124_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,537
C000019124_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	11,609
C000019124_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	12,360
C000019124_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	12,350
C000019124_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	10,928
C000019124_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,797
C000019124_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	11,585
C000019124_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	11,949
C000200823_LG_ClassMember_8YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Fidelity Flex® Conservative Income Bond Fund
C000200823_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,000
C000200823_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,066
C000200823_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	10,348
C000200823_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	10,565
C000200823_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	10,614
C000200823_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,637
C000200823_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	11,153
C000200823_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	11,835
C000200823_LG_1_AdditionalIndexMember_8YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Bloomberg U.S. 3-6 Month Treasury Bill Index
C000200823_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,000
C000200823_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,050
C000200823_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	10,302
C000200823_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	10,457
C000200823_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	10,466
C000200823_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,495
C000200823_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	10,945
C000200823_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	11,552
C000200823_LG_2_AdditionalIndexMember_8YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Bloomberg U.S. Aggregate Bond Index
C000200823_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,000
C000200823_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,054
C000200823_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	11,077
C000200823_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	11,794
C000200823_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	11,784
C000200823_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,427
C000200823_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	10,303
C000200823_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	11,055
C000234190_LG_ClassMember_4YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		Class Z
C000234190_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	10,000
C000234190_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	9,275
C000234190_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	9,330
C000234190_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	10,072
C000234190_LG_1_AdditionalIndexMember_4YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
C000234190_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	10,000
C000234190_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	9,301
C000234190_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	9,190
C000234190_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	9,861
C000019125_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name						Class I
C000019125_ClassMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000019125_ClassMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,653
C000019125_ClassMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,793
C000019125_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,687
C000019125_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	11,797
C000019125_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	12,810
C000019125_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	12,942
C000019125_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	11,432
C000019125_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	11,352
C000019125_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	12,234
C000019125_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	12,649
C000019125_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name						Bloomberg U.S. Aggregate Bond Index
C000019125_1_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000019125_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,597
C000019125_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,649
C000019125_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,537
C000019125_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	11,609
C000019125_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	12,360
C000019125_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	12,350
C000019125_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	10,928
C000019125_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,797
C000019125_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	11,585
C000019125_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	11,949
C000019123_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name						Class C
C000019123_ClassMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000019123_ClassMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,557
C000019123_ClassMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,586
C000019123_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,361
C000019123_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	11,320
C000019123_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	12,164
C000019123_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	12,178
C000019123_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	10,647
C000019123_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,466
C000019123_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	11,251
C000019123_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	11,587
C000019123_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name						Bloomberg U.S. Aggregate Bond Index
C000019123_1_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000019123_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,597
C000019123_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,649
C000019123_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,537
C000019123_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	11,609
C000019123_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	12,360
C000019123_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	12,350
C000019123_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	10,928
C000019123_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,797
C000019123_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	11,585
C000019123_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	11,949
C000171439_LG_ClassMember_10YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Class C
C000171439_ClassMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,000
C000171439_ClassMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,001
C000171439_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,003
C000171439_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	9,917
C000171439_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	10,250
C000171439_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	10,530
C000171439_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	10,469
C000171439_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	9,928
C000171439_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	10,050
C000171439_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	10,614
C000171439_LG_1_AdditionalIndexMember_10YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Bloomberg U.S. 1-3 Year Government/Credit Bond Index
C000171439_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,000
C000171439_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,001
C000171439_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,091
C000171439_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,107
C000171439_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	10,573
C000171439_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	10,961
C000171439_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	11,004
C000171439_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,566
C000171439_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	10,731
C000171439_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	11,402
C000171439_LG_2_AdditionalIndexMember_10YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Bloomberg U.S. Aggregate Bond Index
C000171439_2_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,000
C000171439_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,020
C000171439_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,069
C000171439_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	9,963
C000171439_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	10,977
C000171439_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	11,687
C000171439_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	11,678
C000171439_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,333
C000171439_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	10,209
C000171439_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	10,954
C000234193_LG_ClassMember_4YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		Class M
C000234193_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	9,600
C000234193_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	8,887
C000234193_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	8,910
C000234193_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	9,586
C000234193_LG_1_AdditionalIndexMember_4YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
C000234193_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	10,000
C000234193_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	9,301
C000234193_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	9,190
C000234193_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	9,861
C000019120_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name						Fidelity® Investment Grade Bond Fund
C000019120_ClassMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000019120_ClassMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,659
C000019120_ClassMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,803
C000019120_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,703
C000019120_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	11,821
C000019120_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	12,841
C000019120_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	12,979
C000019120_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	11,483
C000019120_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	11,394
C000019120_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	12,286
C000019120_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	12,708
C000019120_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name						Bloomberg U.S. Aggregate Bond Index
C000019120_1_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000019120_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,597
C000019120_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,649
C000019120_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,537
C000019120_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	11,609
C000019120_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	12,360
C000019120_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	12,350
C000019120_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	10,928
C000019120_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,797
C000019120_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	11,585
C000019120_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	11,949
C000234189_LG_ClassMember_4YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		Fidelity® Tactical Bond Fund
C000234189_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	10,000
C000234189_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	9,270
C000234189_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	9,317
C000234189_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	10,049
C000234189_LG_1_AdditionalIndexMember_4YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
C000234189_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	10,000
C000234189_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	9,301
C000234189_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	9,190
C000234189_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	9,861
C000221556_LG_ClassMember_6YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Fidelity® SAI Short-Term Bond Fund
C000221556_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	10,000
C000221556_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	10,054
C000221556_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	9,651
C000221556_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	9,863
C000221556_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	10,515
C000221556_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	11,039
C000221556_LG_1_AdditionalIndexMember_6YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Bloomberg U.S. 1-3 Year Government/Credit Bond Index
C000221556_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	10,000
C000221556_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	10,039
C000221556_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	9,639
C000221556_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	9,791
C000221556_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	10,403
C000221556_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	10,885
C000221556_LG_2_AdditionalIndexMember_6YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Bloomberg U.S. Aggregate Bond Index
C000221556_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	10,000
C000221556_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	9,977
C000221556_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	8,828
C000221556_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	8,723
C000221556_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	9,359
C000221556_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	9,653
C000205019_LG_ClassMember_8YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Class Z
C000205019_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,000
C000205019_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	11,097
C000205019_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	12,064
C000205019_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	12,218
C000205019_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	10,809
C000205019_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,750
C000205019_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	11,601
C000205019_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	11,994
C000205019_LG_1_AdditionalIndexMember_8YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Bloomberg U.S. Aggregate Bond Index
C000205019_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,000
C000205019_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	11,086
C000205019_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	11,804
C000205019_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	11,794
C000205019_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	10,436
C000205019_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,311
C000205019_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	11,064
C000205019_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	11,411
C000234191_LG_ClassMember_4YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		Class A
C000234191_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	9,600
C000234191_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	8,887
C000234191_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	8,910
C000234191_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	9,586
C000234191_LG_1_AdditionalIndexMember_4YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
C000234191_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	10,000
C000234191_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	9,301
C000234191_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	9,190
C000234191_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	9,861
C000221555_LG_ClassMember_6YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Fidelity® SAI Low Duration Bond Fund
C000221555_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	10,000
C000221555_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	10,023
C000221555_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	9,985
C000221555_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,438
C000221555_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	11,064
C000221555_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	11,622
C000221555_LG_1_AdditionalIndexMember_6YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Bloomberg US Treasury Bill: 6-9 Months Index
C000221555_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	10,000
C000221555_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	10,011
C000221555_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	9,972
C000221555_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,282
C000221555_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	10,835
C000221555_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	11,300
C000221555_LG_2_AdditionalIndexMember_6YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Bloomberg U.S. Aggregate Bond Index
C000221555_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	10,000
C000221555_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	9,977
C000221555_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	8,828
C000221555_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	8,723
C000221555_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	9,359
C000221555_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	9,653
C000019128_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name						Fidelity® Short-Term Bond Fund
C000019128_ClassMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000019128_ClassMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,179
C000019128_ClassMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,284
C000019128_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,304
C000019128_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,765
C000019128_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	11,175
C000019128_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	11,232
C000019128_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	10,761
C000019128_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	11,010
C000019128_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	11,751
C000019128_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	12,311
C000019128_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name						Bloomberg U.S. 1-3 Year Government/Credit Bond Index
C000019128_1_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000019128_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,150
C000019128_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,241
C000019128_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,257
C000019128_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,731
C000019128_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	11,124
C000019128_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	11,167
C000019128_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	10,723
C000019128_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,891
C000019128_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	11,572
C000019128_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	12,109
C000019128_LG_2_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name						Bloomberg U.S. Aggregate Bond Index
C000019128_2_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000019128_2_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,597
C000019128_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,649
C000019128_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,537
C000019128_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	11,609
C000019128_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	12,360
C000019128_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	12,350
C000019128_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	10,928
C000019128_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,797
C000019128_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	11,585
C000019128_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	11,949
C000171438_LG_ClassMember_10YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Class M
C000171438_ClassMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	9,850
C000171438_ClassMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	9,859
C000171438_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	9,939
C000171438_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	9,950
C000171438_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	10,360
C000171438_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	10,745
C000171438_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	10,765
C000171438_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,293
C000171438_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	10,508
C000171438_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	11,192
C000171438_LG_1_AdditionalIndexMember_10YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Bloomberg U.S. 1-3 Year Government/Credit Bond Index
C000171438_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,000
C000171438_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,001
C000171438_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,091
C000171438_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,107
C000171438_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	10,573
C000171438_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	10,961
C000171438_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	11,004
C000171438_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,566
C000171438_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	10,731
C000171438_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	11,402
C000171438_LG_2_AdditionalIndexMember_10YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Bloomberg U.S. Aggregate Bond Index
C000171438_2_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,000
C000171438_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,020
C000171438_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,069
C000171438_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	9,963
C000171438_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	10,977
C000171438_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	11,687
C000171438_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	11,678
C000171438_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,333
C000171438_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	10,209
C000171438_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	10,954
C000235214_LG_ClassMember_4YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		Fidelity® SAI Sustainable Core Plus Bond Fund
C000235214_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	10,000
C000235214_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	9,587
C000235214_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	9,551
C000235214_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	10,249
C000235214_LG_1_AdditionalIndexMember_4YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg MSCI U.S. Aggregate ESG Choice Bond Index
C000235214_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	10,000
C000235214_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	9,702
C000235214_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	9,590
C000235214_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	10,286
C000235214_LG_2_AdditionalIndexMember_4YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
C000235214_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	10,000
C000235214_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	9,696
C000235214_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	9,581
C000235214_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	10,280
C000171437_LG_ClassMember_10YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Class A
C000171437_ClassMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	9,850
C000171437_ClassMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	9,859
C000171437_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	9,941
C000171437_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	9,952
C000171437_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	10,364
C000171437_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	10,750
C000171437_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	10,771
C000171437_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,299
C000171437_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	10,516
C000171437_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	11,201
C000171437_LG_1_AdditionalIndexMember_10YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Bloomberg U.S. 1-3 Year Government/Credit Bond Index
C000171437_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,000
C000171437_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,001
C000171437_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,091
C000171437_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,107
C000171437_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	10,573
C000171437_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	10,961
C000171437_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	11,004
C000171437_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,566
C000171437_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	10,731
C000171437_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	11,402
C000171437_LG_2_AdditionalIndexMember_10YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Bloomberg U.S. Aggregate Bond Index
C000171437_2_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,000
C000171437_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,020
C000171437_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,069
C000171437_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	9,963
C000171437_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	10,977
C000171437_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	11,687
C000171437_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	11,678
C000171437_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,333
C000171437_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	10,209
C000171437_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	10,954
C000171440_LG_ClassMember_10YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Class I
C000171440_ClassMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,000
C000171440_ClassMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,011
C000171440_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,109
C000171440_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,136
C000171440_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	10,570
C000171440_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	10,980
C000171440_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	11,017
C000171440_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,550
C000171440_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	10,791
C000171440_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	11,517
C000171440_LG_1_AdditionalIndexMember_10YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Bloomberg U.S. 1-3 Year Government/Credit Bond Index
C000171440_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,000
C000171440_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,001
C000171440_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,091
C000171440_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,107
C000171440_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	10,573
C000171440_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	10,961
C000171440_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	11,004
C000171440_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,566
C000171440_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	10,731
C000171440_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	11,402
C000171440_LG_2_AdditionalIndexMember_10YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Bloomberg U.S. Aggregate Bond Index
C000171440_2_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,000
C000171440_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,020
C000171440_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,069
C000171440_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	9,963
C000171440_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	10,977
C000171440_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	11,687
C000171440_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	11,678
C000171440_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,333
C000171440_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	10,209
C000171440_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	10,954
C000201533_LG_ClassMember_8YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Fidelity® SAI Total Bond Fund
C000201533_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,000
C000201533_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	11,067
C000201533_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	11,859
C000201533_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	12,193
C000201533_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	10,847
C000201533_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,891
C000201533_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	11,836
C000201533_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	12,328
C000201533_LG_1_AdditionalIndexMember_8YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Bloomberg U.S. Aggregate Bond Index
C000201533_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,000
C000201533_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	11,154
C000201533_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	11,876
C000201533_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	11,866
C000201533_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	10,499
C000201533_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,374
C000201533_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	11,131
C000201533_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	$ 11,480